ACCOUNTS PAYABLE AND OTHER - Schedule of Current and Non-Current Accounts Payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 30,125	$ 33,414
Non-current	25,377	25,479
Accounts payable and other	$ 55,502	$ 58,893